Inventory (Detail) - Inventory (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Work in process	$ 331,630	$ 454,366	$ 662,988
Software	449,500	467,000	664,300
Finished goods	158,309	47,452	283,154
Inventory included in current assets	939,439	968,818	1,610,442
Software license inventory	1,137,500
	$ 2,076,939	$ 968,818